Property and Equipment, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expense	¥ 27,024	$ 3,825	¥ 20,245